UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038
                                   ---------


                        THE MONEY MARKET PORTFOLIOS
                        ---------------------------
            (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              -----------------------------------------------
           (Address of principal executive offices) (Zip code)

       CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                          ------------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                                 2007           2006           2005           2004           2003
                                                          ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          ------------------------------------------------------------------------
Income from investment operations:

   Net investment income ..............................         0.052          0.041          0.020          0.009          0.014

   Net realized gains (losses) ........................            -- a           --             --             --             --
                                                          ------------------------------------------------------------------------

Less distributions from net investment income .........        (0.052)        (0.041)        (0.020)        (0.009)        (0.014)
                                                          ------------------------------------------------------------------------

Net asset value, end of year ..........................   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          ========================================================================

Total return ..........................................          5.28%          4.15%          2.06%          0.94%          1.41%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates and
   expense reduction ..................................          0.15%          0.16%          0.16%          0.16%          0.15%

Expenses net of waiver and payments by affiliates and
   expense reduction ..................................          0.15% b        0.16% b        0.16% b        0.15% b        0.15%

Net investment income .................................          5.17%          4.09%          2.04%          0.93%          1.39%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................   $ 6,580,101    $ 4,993,739    $ 5,676,479    $ 5,505,394    $ 5,331,200

a Amount rounds to less than $0.01 per share.

b Benefit of expense reduction rounds to less than 0.01%.


28 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                           AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.6%
  CERTIFICATES OF DEPOSIT 55.6%
  Abbey National Treasury Service PLC, Stamford Branch, 5.29%, 7/23/07 ..........................   $ 200,000,000   $   200,000,000
  ABN Amro Bank NV, Chicago Branch, 5.265%, 7/06/07 .............................................     200,000,000       200,000,138
  Australia and New Zealand Banking Group Ltd., New York Branch, 5.295%, 7/13/07 ................     200,000,000       200,000,329
  Bank of Ireland, New York Branch, 5.27%, 7/16/07 ..............................................     200,000,000       200,000,000
  Bank of Montreal, Chicago Branch, 5.30%, 9/28/07 ..............................................     200,000,000       200,000,000
  Bank of Nova Scotia, Portland Branch, 5.30%, 7/18/07 ..........................................     200,000,000       200,000,000
  Banque Nationale de Paris, San Francisco Branch, 5.295%, 8/09/07 ..............................     200,000,000       200,000,000
  Barclays Bank PLC, New York Branch, 5.350% - 5.358%, 11/14/07 - 1/23/08 .......................     200,000,000       200,004,084
  Calyon North America Inc., New York Branch, 5.30%, 9/07/07 ....................................     200,000,000       200,000,000
  Citibank NA, New York Branch, 5.315%, 9/12/07 .................................................     208,000,000       208,002,081
  Lloyds Bank PLC, New York Branch, 5.28%, 8/10/07 ..............................................     225,000,000       225,000,000
  Rabobank Nederland NV, New York Branch, 5.265%, 7/17/07 .......................................     200,000,000       200,000,441
  Royal Bank of Canada, New York Branch, 5.30%, 8/21/07 .........................................     200,000,000       200,001,404
  Royal Bank of Scotland, New York Branch, 5.29%, 7/19/07 .......................................     200,000,000       200,000,000
  Societe Generale, New York Branch, 5.295%, 7/09/07 ............................................     200,000,000       200,000,000
  Svenska Handelsbanken, New York Branch, 5.29%, 8/03/07 ........................................     200,000,000       200,000,000
  Toronto Dominion Bank, New York Branch, 5.275%, 7/11/07 .......................................     225,000,000       225,000,311
  Westpac Banking Corp., New York Branch, 5.315%, 9/24/07 .......................................     200,000,000       200,005,532
                                                                                                                    ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $3,658,014,320) ...........................................                     3,658,014,320
                                                                                                                    ---------------
b COMMERCIAL PAPER 42.5%
  Abbott Laboratories, 7/09/07 - 7/16/07 ........................................................     212,505,000       212,174,578
  BP Capital Markets PLC, 7/02/07 ...............................................................     160,000,000       159,976,311
  Commonwealth Bank of Australia, 9/10/07 .......................................................     230,000,000       227,625,346
  Concentrate Manufacturing Co., 7/11/07 ........................................................      50,000,000        49,927,639
  Danske Corp., 7/26/07 .........................................................................     200,000,000       199,270,833
  Depfa Bank PLC, 7/12/07 .......................................................................     200,000,000       199,680,389
  General Electric Capital Corp., 7/30/07 .......................................................     237,300,000       236,296,419
  Internationale Nederlanden U.S., 7/10/07 ......................................................     225,000,000       224,704,969
  Nestle Capital Corp., 7/20/07 .................................................................     200,000,000       199,450,583
  Pepsico Inc., 7/03/07 .........................................................................      50,000,000        49,985,250
  Procter & Gamble Co., 7/24/07 .................................................................      55,000,000        54,815,872
  Procter & Gamble International Funding, 7/05/07 ...............................................     185,000,000       184,892,700
  Ticonderoga Funding LLC, 9/05/07 ..............................................................     212,852,000       210,803,299
  Total Fina ELF Capital, 7/02/07 ...............................................................      50,000,000        49,992,556
  Toyota Motor Credit Corp., 7/25/07 ............................................................     225,000,000       224,214,000
  UBS AG Finance Delaware Inc, 7/02/07 ..........................................................     253,900,000       253,862,268
  Westpac Banking Corp., 9/06/07 ................................................................      60,000,000        59,415,425
                                                                                                                    ---------------
  TOTAL COMMERCIAL PAPER (COST $2,797,088,437) ..................................................                     2,797,088,437
                                                                                                                    ---------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,189,574) 0.1%
b FHLB, 7/02/07 .................................................................................       3,190,000         3,189,574
                                                                                                                    ---------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $999,864) 0.0% c
b International Bank for Reconstruction and Development, 7/02/07 (Supranational d) ..............       1,000,000           999,864
                                                                                                                    ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,459,292,195) ..........................                     6,459,292,195
                                                                                                                    ---------------


                                                              Annual Report | 29

The Money Market Portfolios

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                           AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
e REPURCHASE AGREEMENTS 1.4%
  Deutsche Morgan Grenfell, 4.40%, 7/02/07 (Maturity Value $15,745,771)
    Collateralized by U.S. Treasury Note, 2.00% - 4.50%, 1/15/10 - 4/15/12 ......................   $  15,740,000   $    15,740,000
  Morgan Stanley & Co. Inc., 4.15%, 7/02/07 (Maturity Value $78,767,231)
    Collateralized by U.S. Treasury Notes, 2.00% - 3.50%, 1/15/11 - 4/15/12 .....................      78,740,000        78,740,000
                                                                                                                    ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $94,480,000) ................................................                        94,480,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $6,553,772,195) 99.6% .................................................                     6,553,772,195
  OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                        26,329,117
                                                                                                                    ---------------
  NET ASSETS 100.0% .............................................................................                   $ 6,580,101,312
                                                                                                                    ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.

c Rounds to less than 0.1% of net assets.

d A supranational organization is an entity formed by two or more central governments through international treaties.

e See Note 1(b) regarding repurchase agreements.


30 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

                                                                                       ----------------
                                                                                             THE
                                                                                         MONEY MARKET
                                                                                          PORTFOLIO
                                                                                       ----------------
Assets:
   Investments in securities, at amortized cost ....................................   $ 6,459,292,195
   Repurchase agreements, at value and cost ........................................        94,480,000
                                                                                       ----------------
         Total investments .........................................................   $ 6,553,772,195
   Cash ............................................................................             2,055
   Interest receivables ............................................................        27,233,686
                                                                                       ----------------
         Total assets ..............................................................     6,581,007,936
                                                                                       ----------------

Liabilities:
   Payables:
      Affiliates ...................................................................           825,283
      Distributions to shareholders ................................................             7,487
   Accrued expenses and other liabilities ..........................................            73,854
                                                                                       ----------------
         Total liabilities .........................................................           906,624
                                                                                       ----------------
            Net assets, at value ...................................................   $ 6,580,101,312
                                                                                       ----------------
Net assets consist of:
   Paid-in capital .................................................................   $ 6,580,120,781
   Accumulated net realized gain (loss) ............................................           (19,469)
                                                                                       ----------------
            Net assets, at value ...................................................   $ 6,580,101,312
                                                                                       ================
Shares outstanding .................................................................     6,580,120,781
                                                                                       ================
Net asset value per share ..........................................................   $          1.00
                                                                                       ================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 31

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the year ended June 30, 2007

                                                                                       ---------------
                                                                                             THE
                                                                                         MONEY MARKET
                                                                                          PORTFOLIO
                                                                                       ---------------
Investment income:
   Interest ........................................................................   $   327,592,261
                                                                                       ----------------
Expenses:
   Management fees (Note 3a) .......................................................         9,215,687
   Custodian fees (Note 4) .........................................................           122,464
   Reports to shareholders .........................................................             9,219
   Professional fees ...............................................................            76,937
   Other ...........................................................................            86,239
                                                                                       ----------------
      Total expenses ...............................................................         9,510,546
      Expense reductions (Note 4) ..................................................              (856)
                                                                                       ----------------
         Net expenses ..............................................................         9,509,690
                                                                                       ----------------
            Net investment income ..................................................       318,082,571
                                                                                       ----------------
Net realized gain (loss) from investments ..........................................           (19,469)
                                                                                       ----------------
Net increase (decrease) in net assets resulting from operations ....................   $   318,063,102
                                                                                       ================


32 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   ----------------------------------
                                                                       THE MONEY MARKET PORTFOLIO
                                                                   ----------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                                         2007              2006
                                                                   ----------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................................   $   318,082,571   $   235,463,389
    Net realized gain (loss) from investments ..................           (19,469)               --
                                                                   ----------------------------------
      Net increase (decrease) in net assets resulting from
        operations .............................................       318,063,102       235,463,389
                                                                   ----------------------------------
  Distributions to shareholders from net investment income .....      (318,082,571)     (235,463,389)
  Capital share transactions (Note 2) ..........................     1,586,381,761      (682,740,398)
                                                                   ----------------------------------
      Net increase (decrease) in net assets ....................     1,586,362,292      (682,740,398)
Net assets (there is no undistributed net investment income at beginning or end of year):
  Beginning of year ............................................     4,993,739,020     5,676,479,418
                                                                   ==================================
  End of year ..................................................   $ 6,580,101,312   $ 4,993,739,020
                                                                   ==================================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 33

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (the Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 29, 2007. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


34 | Annual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                                    -----------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                                          2007               2006
                                                                    -----------------------------------
Shares sold .....................................................   $ 9,565,818,487   $  5,987,924,802
Shares issued on merger (Note 6) ................................        84,125,474                 --
Shares issued in reinvestment of distributions ..................       318,075,338        235,470,437
Shares redeemed                                                      (8,381,637,538)    (6,906,135,637)
                                                                    -----------------------------------
Net increase (decrease) .........................................   $ 1,586,381,761   $   (682,740,398)
                                                                    ===================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors or trustees of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                    AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                            Investment manager
Franklin Templeton Investor Services, LLC                     Transfer agent
(Investor Services)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.


                                                              Annual Report | 35

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2007, the shares of the Portfolio were owned by the following funds:

                                                                         ----------------------------------
                                                                                            PERCENTAGE OF
                                                                             SHARES      OUTSTANDING SHARES
                                                                         ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ...............   4,348,737,230         66.09%
Franklin Money Fund ..................................................   1,969,796,829         29.94%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..........     141,690,361          2.15%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ..     119,896,361          1.82%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2007, the Portfolio deferred realized capital losses of $19,469.

The tax character of distributions paid during the years ended June 30, 2007 and 2006, was as follows:

                                                    ---------------------------
                                                        2007           2006
                                                    ---------------------------
Distributions paid from ordinary income .........   $318,082,571   $235,463,389
                                                    ===========================

At June 30, 2007, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ..........................................   $6,553,772,195
                                                                 ==============

Undistributed ordinary income ................................   $        7,487
                                                                 ==============


36 | Annual Report

The Money Market Portfolios

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Franklin Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

-------------------------------------------------------------------------------
FUND NAME                                             SHARES AT $1.00 PER SHARE
-------------------------------------------------------------------------------
The U.S. Government Money Market Portfolio ........            84,125,474
The Money Market Portfolio ........................         5,604,232,120
The Money Market Portfolio - post merger ..........         5,688,357,594

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


                                                              Annual Report | 37

The Money Market Portfolios

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


38 | Annual Report

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio, (hereafter referred to as the "Fund") at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 17, 2007


                                                              Annual Report | 39

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $318,082,571 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2007.


40 | Annual Report

The Money Market Portfolios

MEETING OF SHAREHOLDERS, MARCH 21, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of the The Money Market Portfolio's (the "Portfolio") fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Portfolio's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the
Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W.
T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Portfolio's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Portfolio's fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

-------------------------------------------------------------------------------------------------------------
                                                    % OF        % OF                         % OF       % OF
                                                OUTSTANDING    VOTED                     OUTSTANDING   VOTED
NAME                               FOR             SHARES      SHARES      WITHHELD         SHARES     SHARES
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton ........   6,229,613,950.845     98.712%     98.712%   81,263,001.235      1.288%     1.288%
Robert F. Carlson .......   6,230,568,430.480     98.727%     98.727%   80,308,521.600      1.273%     1.273%
Sam Ginn ................   6,230,957,765.187     98.734%     98.734%   79,919,186.893      1.266%     1.266%
Edith E. Holiday ........   6,225,962,056.369     98.654%     98.654%   84,914,895.711      1.346%     1.346%
Frank W. T. LaHaye ......   6,229,083,816.695     98.704%     98.704%   81,793,135.385      1.296%     1.296%
Frank A. Olson ..........   6,228,661,874.055     98.697%     98.697%   82,215,078.025      1.303%     1.303%
Larry D. Thompson .......   6,231,407,583.479     98.741%     98.741%   79,469,368.601      1.259%     1.259%
John B. Wilson ..........   6,231,090,304.307     98.736%     98.736%   79,786,647.773      1.264%     1.264%
Charles B. Johnson ......   6,228,174,432.323     98.690%     98.690%   82,702,519.757      1.310%     1.310%
Gregory E. Johnson ......   6,227,539,152.596     98.679%     98.679%   83,337,799.484      1.321%     1.321%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,050,548,885.059      95.875%     95.875%
Against ...........................      66,283,937.597       1.050%      1.050%
Abstain ...........................     194,044,129.424       3.075%      3.075%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%


                                                              Annual Report | 41

The Money Market Portfolios

Proposal 3. To approve amendments to certain of the Portfolio's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Portfolio's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   5,990,645,650.377      94.926%     94.926%
Against ...........................     117,366,789.015       1.859%      1.859%
Abstain ...........................     202,864,512.688       3.215%      3.215%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(b) To amend the Portfolio's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,010,767,680.589      95.245%     95.245%
Against ...........................      89,681,772.594       1.421%      1.421%
Abstain ...........................     210,427,498.897       3.334%      3.334%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(c) To amend the Portfolio's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   5,996,528,568.759      95.019%     95.019%
Against ...........................     108,708,215.269       1.722%      1.722%
Abstain ...........................     205,640,168.052       3.259%      3.259%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(d) To amend the Portfolio's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,013,453,560.762      95.287%     95.287%
Against ...........................      94,165,597.722       1.492%      1.492%
Abstain ...........................     203,257,793.596       3.221%      3.221%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%


42 | Annual Report

The Money Market Portfolios

Proposal 3. To approve amendments to certain of the Portfolio's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Portfolio's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   5,989,629,806.646      94.910%     94.910%
Against ...........................     113,225,787.226       1.794%      1.794%
Abstain ...........................     208,021,358.208       3.296%      3.296%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(f) To amend the Portfolio's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,018,688,206.293      95.370%     95.370%
Against ...........................      85,551,934.374       1.356%      1.356%
Abstain ...........................     206,636,811.413       3.274%      3.274%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(g) To amend the Portfolio's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,006,389,771.740      95.175%     95.175%
Against ...........................      97,919,389.623       1.552%      1.552%
Abstain ...........................     206,567,790.717       3.273%      3.273%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(h) To amend the Portfolio's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,057,211,986.926      95.981%     95.981%
Against ...........................      63,714,622.852       1.009%      1.009%
Abstain ...........................     189,950,342.302       3.010%      3.010%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%


                                                              Annual Report | 43

The Money Market Portfolios

Proposal 4. To approve the elimination of certain of the Portfolio's fundamental investment restrictions:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   5,963,138,544.620      94.490%     94.490%
Against ...........................     121,261,175.330       1.921%      1.921%
Abstain ...........................     226,477,232.130       3.589%      3.589%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%


44 | Annual Report

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)      Trustee         Since 1992      140                       Director, Bar-S Foods (meat
One Franklin Parkway                                                                   packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)     Trustee         Since 1998      121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement
Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board,
Blue Shield of California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)              Trustee         Since March     121                       Director, Chevron Corporation
One Franklin Parkway                         2007                                      (global energy company) and ICO
San Mateo, CA 94403-1906                                                               Global Communications (Holdings)
                                                                                       Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive
Officer, AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)      Trustee         Since 2005      140                       Director, Hess Corporation
One Franklin Parkway                                                                   (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                               Corporation) (exploration and
                                                                                       refining of oil and gas), H.J.
                                                                                       Heinz Company (processed foods
                                                                                       and allied products), RTI
                                                                                       International Metals, Inc.
                                                                                       (manufacture and distribution
                                                                                       of titanium), Canadian National
                                                                                       Railway (railroad), and White
                                                                                       Mountains Insurance Group, Ltd.
                                                                                       (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury
Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)     Trustee         Since 1992      121                       Director, Center for Creative
One Franklin Parkway                                                                   Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)        Trustee    Since March 2007     140                       Director, Hess Corporation
One Franklin Parkway San                                                               (formerly, Amerada Hess
Mateo, CA 94403-1906                                                                   Corporation) (exploration and
                                                                                       refining of oil and gas) and
                                                                                       Sentient Jet (private jet
                                                                                       service); and FORMERLY, Director,
                                                                                       Becton Dickinson and Company
                                                                                       (medical technology), Cooper
                                                                                       Industries, Inc. (electrical
                                                                                       products and tools and hardware),
                                                                                       Health Net, Inc. (formerly,
                                                                                       Foundation Health) (integrated
                                                                                       managed care), The Hertz
                                                                                       Corporation (car rental), Pacific
                                                                                       Southwest Airlines, The RCA
                                                                                       Corporation, Unicom (formerly,
                                                                                       Commonwealth Edison), UAL
                                                                                       Corporation (airlines) and White
                                                                                       Mountains Insurance Group, Ltd.
                                                                                       (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)     Trustee         Since March     140                       None
One Franklin Parkway                         2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and
FORMERLY, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy
Attorney General, U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)        Trustee         Since March     121                       None
One Franklin Parkway                         2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);
Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies)
(1992-1996); Executive Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice
President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------


46 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)  Trustee and     Trustee since   140                       None
One Franklin Parkway         Chairman of     1992 and
San Mateo, CA 94403-1906     the Board       Chairman of
                                             the Board
                                             since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton
Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)  Trustee         Since March     91                        None
One Franklin Parkway                         2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.;
Director, Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)        Chief           Chief           Not Applicable            Not Applicable
One Franklin Parkway         Compliance      Compliance
San Mateo, CA 94403-1906     Officer and     Officer since
                             Vice President  2004 and Vice
                             - AML           President -
                             Compliance      AML Compliance
                                             since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance,
Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)       Treasurer       Since 2004      Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice
President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 47

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)      Senior Vice     Since 2002      Not Applicable            Not Applicable
500 East Broward Blvd.       President
Suite 2100                   and Chief
Fort Lauderdale, FL          Executive
33394-3091                   Officer -
                             Finance and
                             Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)         Vice President  Since 2000      Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of
Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR.       President and   Since 2002      Not Applicable            Not Applicable
(1940) One Franklin Parkway  Chief
San Mateo, CA 94403-1906     Executive
                             Officer
                             - Investment
                             Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.
and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)     Vice President  Since 2006      Not Applicable            Not Applicable
One Franklin Parkway         and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------


48 | Annual Report

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)         Vice President  Since 2005      Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)       Chief           Since 2004      Not Applicable            Not Applicable
500 East Broward Blvd.       Financial
Suite 2100                   Officer and
Fort Lauderdale, FL          Chief
33394-3091                   Accounting
                             Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP
(1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to June 30, 2007, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be trustees of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 49


SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included portfolio performance and financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. In addition, information specifically furnished to the Trustees in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. Additionally, a report prepared by Lipper, Inc. (Lipper) compared the investment performance and expenses of each of the separate Franklin funds investing in the Fund under the master/feeder structure (feeder funds) with those of other mutual funds deemed comparable as selected by Lipper. The Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included in the additional material prepared specifically for the meeting was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including management's explanation of differences where relevant, as well as a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such information, the independent Trustees received assistance and met separately with independent counsel. The Fund Profitability Report and other additional material prepared by management, along with the Lipper Reports for the feeder funds, were sent to each of the Trustees on February 2, 2007. Such material was reviewed and discussed by the independent Trustees among themselves and with management in a telephonic conference call that took place February 16, 2007. Questions raised in such telephonic conference call were responded to by management and were discussed at a meeting of independent Trustees held prior to the Board meeting. It was noted that all of the independent Trustees also served as independent Trustees on the Boards of each of the feeder funds and in considering such materials, emphasis was placed on various factors, including those taken into account by such Trustees in approving the investment advisory arrangements for the feeder funds.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $29,132 for the fiscal year ended June 30, 2007 and $40,499 for the fiscal year ended June 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended June 30, 2007 and $0 for the fiscal year ended June 30, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2007 and $3,315 for the fiscal year ended June 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other tan services reported in paragraphs (a)-(c) of Item 4.


(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through
(iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended June 30, 2007 and $3,315 for the fiscal year ended June 30, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    August 27, 2007